Liquidity and Management's Plan (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2023	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Management’s Plan [Line Items]
Net losses			$ (33,323,555)	$ 1,961,799	$ (46,620,619)	$ (9,409,208)	$ (15,638,589)	$ (35,200,039)
Accumulated deficit			$ (216,903,369)		$ (216,903,369)		(170,282,750)	(154,644,161)
Preferred stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Preferred stock, shares issued (in Shares)
Conversion of debt							$ 5,000,000
Face amount, percentage							6.50%
Related party debt		$ 50,000				2,298,000
Proceeds from Convertible Debt					1,450,000	3,000,000	$ 3,000,000	$ 12,000,000
Defined Benefit Plan, Funded (Unfunded) Status of Plan			$ 13,550,000		13,550,000
Proceeds from Debt, Net of Issuance Costs					1,100,000
Proceeds from Income Tax Refunds					1,200,000
Proceeds from Lines of Credit	$ 5,000,000				3,700,000
Other Inventory, Purchased Goods, Gross			$ 5,000,000		5,000,000
iFREE Group Holdings Limited [Member]
Liquidity and Management’s Plan [Line Items]
Proceeds from Lines of Credit					25,000,000
Related Party [Member]
Liquidity and Management’s Plan [Line Items]
Related party debt							$ 15,000,000
Convertible Notes Payable [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Liquidity and Management’s Plan [Line Items]
Related party debt					16,000,000
Series A-2 Preferred Stock [Member]
Liquidity and Management’s Plan [Line Items]
Preferred stock, par value (in Dollars per share)							$ 0.00001	$ 0.00001
Preferred stock, shares issued (in Shares)							12,660,067
Cash received form the sale of shares							$ 18,200,000
Conversion of debt							5,000,000
Additional subscriptions receivable total							2,000,000
Cash proceeds from sales of shares							10,000,000
Proceeds from Convertible Debt					$ 1,450,000
Placemnt agent agreement [Member]
Liquidity and Management’s Plan [Line Items]
Issuance of medium-term notes							$ 125,000,000